CALVERT EMERGING MARKETS ADVANCEMENT FUND

CALVERT EMERGING MARKETS EQUITY FUND

CALVERT INTERNATIONAL EQUITY FUND

CALVERT INTERNATIONAL OPPORTUNITIES FUND

Supplement to Statement of Additional Information dated February 1, 2022

1.       The following replaces “Information About Hermes.” in “Investment Advisory and Administrative Services”:

Information about Hermes. Hermes is a private limited company incorporated in England. Hermes is regulated by the U.K. Financial Conduct Authority and registered as an investment adviser with the SEC.  Hermes is wholly owned by Federated Hermes Limited (FHL). FHL is a wholly owned subsidiary of Federated Hermes, Inc. (Federated Hermes), a leading US investment manager founded in 1955 with $624 billion in assets under management, as of September 30, 2022.

Federated Hermes acquired a 60% majority interest in FHL from the BT Pension Scheme (BTPS) in July 2018, before purchasing the remaining shares held by BTPS in August 2021. Federated Hermes became a 100% shareholder of FHL in March 2022 with the purchase of the 10% interest previously held by FHL senior management.

2.       The following replaces the tables under “Portfolio Managers.” in “Investment Advisory and Administrative Services”:

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Vivek Bhutoria, CFA(1)
Registered Investment Companies(2)	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
Christopher Clube(3)
Registered Investment Companies(2)	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
Christopher M. Dyer, CFA(4)
Registered Investment Companies(2)	9	$8,237.1	0	$ 0
Other Pooled Investment Vehicles	0	$0	0	$ 0
Other Accounts	1	$4.3	0	$ 0
Aidan M. Farrell
Registered Investment Companies(2)	3	$635.9	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
Kunjal Gala
Registered Investment Companies(2)	1	$4,281.7	0	$0
Other Pooled Investment Vehicles	2	$7,479.3	0	$0
Other Accounts	10	$4,608.1	0	$0
Ian Kirwan
Registered Investment Companies(2)	1	$884.8	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Marshall Stocker, Ph.D., CFA(4)
Registered Investment Companies(2)	3	$432.6	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
(1)	As of October 31, 2021. Mr. Bhutoria became a portfolio manager effective January 4, 2022.
(2)	Includes the Fund.
(3)	As of September 30, 2022. Mr. Clube became a portfolio manager effective November 22, 2022.
(4)	This portfolio manager serves as portfolio manager of one or more registered investment companies and/or pooled investment vehicles that invest or may invest in one or more underlying registered investment companies and/or pooled investment vehicles in the Eaton Vance family of funds. The underlying investment companies may be managed by this portfolio manager or another portfolio manager.

The following table shows the dollar range of equity securities beneficially owned in a Fund by its portfolio manager(s) as of the Funds’ most recent fiscal year ended September 30, 2021 and in the Calvert family of funds as of December 31, 2021.

Fund Name and Portfolio Managers	Dollar Range of Equity Securities Beneficially Owned in the Fund	Aggregate Dollar Range of Equity Securities Beneficially Owned in the Calvert Family of Funds
Emerging Markets Advancement Fund
Marshall Stocker, Ph.D., CFA	None	None
Emerging Markets Equity Fund
Kunjal Gala	None	None
Vivek Bhutoria, CFA(1)	None	None
Christopher Clube(2)	None	None
International Equity Fund
Christopher M. Dyer, CFA	None	None
Ian Kirwan	None	None
International Opportunities Fund
Aidan M. Farrell	None	None
(1)	As of October 31, 2021. Mr. Bhutoria became a portfolio manager effective January 4, 2022.
(2)	As of September 30, 2022. Mr. Clube became a portfolio manager effective November 22, 2022.

November 22, 2022